CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based incentive plan, shares	1,567	2,426	564
Issuance of shares in common stock offering	15,000,000
Offering expenses	$ 2,279
Preferred Stock [Member]
Accrued dividends	801
Common Stock [Member]
Issuance of shares in common stock offering	15,000,000
Offering expenses	2,279
Additional Paid-In Capital [Member]
Stock based incentive plan, shares	1,567	2,426	564
Issuance of shares in common stock offering	15,000,000
Offering expenses	2,279
Accumulated Deficit [Member]
Stock based incentive plan, shares			564
Accrued dividends	$ 801